Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2014
Net Pension and Other Postretirement Cost

Net pension and other postretirement cost for the years ended September 30 included the following components:

	Pension Plans			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012
Service cost	$71	$84	$75	$3	$6	$6
Interest cost	93	87	91	9	10	13
Expected return on plan assets	(126)	(116)	(104)	—	—	—
Amortization of prior service credit	(15)	(13)	(11)	(4)	(1)	(1)
Amortization of loss	49	75	56	2	4	5
Curtailment/settlement loss	3	6	20	—	—	(1)

Net pension and postretirement cost	$74	$123	$128	$10	$19	$21

Change in Benefit Obligation, Change in Fair Value of Plan Assets

The change in benefit obligation, change in fair value of plan assets, funded status and amounts recognized in the Consolidated Balance Sheets for these plans were as follows:

	Pension Plans		Other Postretirement Benefits
(Millions of dollars)	2014	2013	2014	2013
Change in benefit obligation:
Beginning obligation	$2,076	$2,308	$243	$267
Service cost	71	84	3	6
Interest cost	93	87	9	10
Plan amendments	(1)	(23)	(37)	—
Benefits paid	(142)	(153)	(24)	(28)
Actuarial loss (gain)	318	(217)	—	(21)
Settlements	(7)	(13)	—	—
Other, includes translation	(42)	5	6	8

Benefit obligation at September 30	$2,366	$2,076	$201	$243

Change in fair value of plan assets:
Beginning fair value	$1,785	$1,573	$—	$—
Actual return on plan assets	119	200	—	—
Employer contribution	104	174	—	—
Benefits paid	(142)	(153)	—	—
Settlements	(7)	(13)	—	—
Other, includes translation	(29)	3	—	—

Plan assets at September 30	$1,829	$1,785	$—	$—

Funded Status at September 30:
Unfunded benefit obligation	$(537)	$(292)	$(201)	$(243)

Amounts recognized in the Consolidated Balance Sheets at September 30:
Other	$3	$12	$—	$—
Salaries, wages and related items	(8)	(6)	(16)	(18)
Long-term Employee Benefit Obligations	(531)	(299)	(184)	(225)

Net amount recognized	$(537)	$(292)	$(201)	$(243)

Amounts recognized in Accumulated other comprehensive (loss) income before income taxes at September 30:
Net transition asset	$—	$—	$—	$—
Prior service credit	119	133	42	9
Net actuarial loss	(1,030)	(774)	(44)	(46)

Net amount recognized	$(911)	$(641)	$(2)	$(37)

Pension Plans with Accumulated Benefit Obligations

Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following at September 30:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
(Millions of dollars)	2014	2013	2014	2013
Projected benefit obligation	$2,267	$1,551	$2,324	$1,855
Accumulated benefit obligation	$2,186	$1,525
Fair value of plan assets	$1,738	$1,285	$1,784	$1,551

Weighted Average Assumptions Determining Pension Plan

The weighted average assumptions used in determining pension plan information were as follows:

	2014		2013		2012
Net Cost
Discount rate:
U.S. plans(A)	4.95%		3.90%		4.90	%(B)
Foreign plans	3.87		3.94		5.26
Expected return on plan assets:
U.S. plans	7.75		7.75		7.75
Foreign plans	5.68		5.68		6.06
Rate of compensation increase:
U.S. plans(A)	4.25		4.25		4.25
Foreign plans	2.46		3.28		3.61
Benefit Obligation
Discount rate:
U.S. plans	4.15	(C)	4.95	(C)	3.90	(A)
Foreign plans	3.14		3.87		3.94
Rate of compensation increase:
U.S. plans(A)	4.25		4.25		4.25
Foreign plans	2.49		2.46		3.28

(A)	Also used to determine other postretirement and postemployment benefit plan information.

(B)	On November 30, 2011, the Company remeasured its U.S. defined benefit pension plan based upon a 5.10% discount rate compared to the discount rate of 4.90% used on September 30, 2011. All other U.S. plans remained at 4.90%.

(C)	The discount rates used to determine other postretirement and postemployment benefit plan information in fiscal year 2014 were 3.85% and 3.75%, respectively. The discount rates used in fiscal year 2013 were 4.40% and 4.00%, respectively.

Expected Benefit Payments	Expected benefit payments are as follows:

(Millions of dollars)	Pension Plans	Other Postretirement Benefits
2015	$154	$16
2016	153	16
2017	157	16
2018	158	16
2019	172	16
2020-2024	843	71

Fair Value Measurements of U.S. Plan Assets

The following table provides the fair value measurements of U.S. plan assets, as well as the measurement techniques and inputs utilized to measure fair value of these assets, at September 30, 2014 and 2013. The categorization of fund investments is based upon the categorization of these funds’ underlying assets.

(Millions of dollars)	Total U.S. Plan Asset Balances at September 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed Income:
Mortgage and asset-backed securities	$150	$—	$150	$—
Corporate bonds	213	105	108	—
Government and agency-U.S.	153	124	29	—
Government and agency-Foreign	126	74	51	—
Equity securities	393	56	337	—
Cash and cash equivalents	26	26	—	—
Other	193	96	93	4

Fair value of plan assets	$1,255	$483	$768	$4

(Millions of dollars)	Total U.S. Plan Asset Balances at September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed Income:
Mortgage and asset-backed securities	$174	$—	$174	$—
Corporate bonds	217	102	115	—
Government and agency-U.S.	142	97	46	—
Government and agency-Foreign	122	74	49	—
Equity securities	384	62	322	—
Cash and cash equivalents	3	3	—	—
Other	193	97	84	12

Fair value of plan assets	$1,235	$435	$788	$12

Fair Value Measurements of Foreign Plan Assets

The following table provides the fair value measurements of foreign plan assets, as well as the measurement techniques and inputs utilized to measure fair value of these assets, at September 30, 2014 and 2013.

(Millions of dollars)	Total Foreign Plan Asset Balances at September 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed Income:
Corporate bonds	$35	$—	$35	$—
Government and agency-U.S.	3	3	—	—
Government and agency-Foreign	100	59	41	—
Other fixed income	47	46	1	—
Equity securities	237	221	17	—
Cash and cash equivalents	15	15	—	—
Real estate	10	—	10	—
Insurance contracts	78	—	—	78
Other	47	12	35	—

Fair value of plan assets	$574	$357	$138	$78

(Millions of dollars)	Total Foreign Plan Asset Balances at September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed Income:
Corporate bonds	$46	$—	$46	$—
Government and agency-U.S.	3	3	—	—
Government and agency-Foreign	82	47	36	—
Equity securities	309	294	14	—
Cash and cash equivalents	17	17	—	—
Real estate	11	—	9	1
Insurance contracts	81	—	—	81

Fair value of plan assets	$549	$361	$105	$83

Postemployment Benefit Costs

Postemployment benefit costs for the years ended September 30 included the following components:

(Millions of dollars)	2014	2013	2012
Service cost	$20	$22	$16
Interest cost	7	6	6
Amortization of prior service credit	(2)	(2)	(2)
Amortization of loss	21	21	16

Net postemployment benefit cost	$47	$47	$36

Changes in Benefit Obligation for Postemployment Benefits

The changes in benefit obligation for these postemployment benefits were as follows:

	Postemployment benefits
(Millions of dollars)	2014	2013
Change in benefit obligation:
Beginning obligation	$186	$163
Service cost	20	22
Interest cost	7	6
Benefits paid	(30)	(29)
Actuarial loss	1	25

Benefit obligation at September 30	$184	$186

U.S. Plans [Member]
Changes in Fair Value Pension Assets Measured Using Level 3 Inputs

The following table summarizes the changes, for the years ended September 30, 2014 and 2013, in the fair value of U.S. pension assets measured using Level 3 inputs:

(Millions of dollars)	Other (Hedge Funds)
Balance at September 30, 2012	$—
Actual return on plan assets:
Relating to assets held at September 30, 2012	—
Purchases, sales and settlements, net	12
Transfers (out) in from other categories	—
Exchange rate changes	—

Balance at September 30, 2013	$12
Actual return on plan assets:
Relating to assets held at September 30, 2013	1
Purchases, sales and settlements, net	4
Transfers (out) in from other categories	(13)
Exchange rate changes	—

Balance at September 30, 2014	$4

Foreign Plans [Member]
Changes in Fair Value Pension Assets Measured Using Level 3 Inputs

The following table summarizes the changes, for the years ended September 30, 2014 and 2013, in the fair value of foreign pension assets measured using Level 3 inputs:

(Millions of dollars)	Real Estate	Insurance Contracts	Total Assets
Balance at September 30, 2012	$3	$80	$83
Actual return on plan assets:
Relating to assets held at September 30, 2012	—	(1)	(1)
Purchases, sales and settlements, net	(2)	6	4
Transfers (out) in from other categories	—	(5)	(5)
Exchange rate changes	—	1	1

Balance at September 30, 2013	$1	$81	$83
Actual return on plan assets:
Relating to assets held at September 30, 2013	—	1	1
Purchases, sales and settlements, net	—	3	3
Transfers (out) in from other categories	(1)	(2)	(3)
Exchange rate changes	—	(6)	(6)

Balance at September 30, 2014	$—	$78	$78